28. SEGMENT REPORTING (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net operating revenue		R$ 9,284,303	R$ 10,492,096	R$ 12,210,060
Operating income (expenses)
Depreciation and amortization		4,341,706	4,537,583	4,014,467
Grid maintenance services		169,453	176,592	262,018
Handset and other costs		10,171	767	215
Advertising and publicity		313,815	445,332	328,704
Other operating income (expenses), net	[1]	(236,695)	1,223,846	(5,016,358)
Loss before financial income (expenses) and taxes		(1,811,219)	(3,366,843)	(6,763,576)
Financial income		4,202,220	2,631,713	30,919,269
Financial expenses		(16,477,660)	(8,009,046)	(4,227,995)
Pre-tax profit (loss)		(14,086,659)	(8,744,176)	19,927,698
Profit (loss) from continuing operations		(10,535,739)	(8,731,438)	23,219,626
Profit (loss) from discontinued operations (net of taxes)		7,240	(363,669)	1,395,929
Profit (loss) for the year		(10,528,499)	(9,095,107)	24,615,555
Reportable segments [member]
Disclosure of operating segments [line items]
Net operating revenue		9,065,410	10,305,307	12,009,899
Operating income (expenses)
Depreciation and amortization		(4,275,006)	(4,468,508)	(3,943,423)
Interconnection		(165,377)	(173,240)	(257,817)
Personnel		(1,689,471)	(1,824,978)	(1,933,304)
Third-party services		(3,110,986)	(3,450,426)	(3,386,137)
Grid maintenance services		(467,841)	(614,871)	(707,233)
Handset and other costs		6,077	10,651	10,696
Advertising and publicity		(310,982)	(442,402)	(326,289)
Rentals and insurance		(1,465,540)	(1,611,080)	(2,620,401)
Provisions/reversals		(139,184)	(211,690)	(198,666)
Expected credit losses on trade receivables		(133,007)	(227,975)	(394,160)
Impairment losses		1,129,708	(2,111,022)	(291,758)
Taxes and other expenses		44,996	342,992	374,270
Other operating income (expenses), net		(518,334)	1,223,846	(5,016,358)
Loss before financial income (expenses) and taxes		(2,029,537)	(3,253,396)	(6,680,681)
Financial income		3,977,013	2,628,324	30,819,554
Financial expenses		(16,205,801)	(7,689,503)	(4,225,453)
Pre-tax profit (loss)		(14,258,325)	(8,314,575)	19,913,420
Income tax and social contribution		3,576,271	77,931	3,287,871
Profit (loss) from continuing operations		(10,682,054)	(8,236,644)	23,201,291
Profit (loss) from discontinued operations (net of taxes)		7,240	(363,669)	1,395,929
Profit (loss) for the year		(10,674,814)	(8,600,313)	24,597,220
Reportable segments [member] | Residential Services [member]
Disclosure of operating segments [line items]
Net operating revenue		4,869,487	5,511,085	6,646,538
Reportable segments [member] | Residential Services - Fixed-line services [member]
Disclosure of operating segments [line items]
Net operating revenue		2,589,013	3,281,905	4,170,105
Reportable segments [member] | Residential Services - Broadband [member]
Disclosure of operating segments [line items]
Net operating revenue		2,243,382	2,185,891	2,423,291
Reportable segments [member] | Residential Services - Interconnection [member]
Disclosure of operating segments [line items]
Net operating revenue		37,092	43,289	53,142
Reportable segments [member] | Personal Mobility [member]
Disclosure of operating segments [line items]
Net operating revenue		208,874	219,090	201,022
Reportable segments [member] | Personal Mobility - Mobile telephony services [member]
Disclosure of operating segments [line items]
Net operating revenue		208,874	219,090	201,022
Reportable segments [member] | Personal Mobility - SMEs/Corporate (B2B services) [member]
Disclosure of operating segments [line items]
Net operating revenue		3,894,389	4,435,128	4,935,354
Reportable segments [member] | Other Services And Businesses Segment [Member]
Disclosure of operating segments [line items]
Net operating revenue		R$ 92,660	R$ 140,004	R$ 226,985

[1]	In 2020, represented primarily by personnel expenses totaling R$85,057 referring to tax on revenue (PIS) and the loss allowance of R$113,782 due to for expected credit losses on receivables from government customers. In 2019, refers primarily to: (a) the recognition of income from PIS and COFINS credits arising on the deduction of ICMS from PIS and COFINS tax base, as well as the recovery of unduly paid amounts on that tax base, as ruled in the final and unappealable court decision issued in March and September 2019, amounting to R$1,517,919 (Note 11) and (b) recognition of expenses related to the derecognition arising from the reconciliation of prior periods' tax credits and incentives, which are not expected to be realized, amounting to R$167,395. In 2018 refers basically to: (a) expenses on the provision related to the recognition of the onerous contract for the provision of submarine cable capacity, amounting to R$4,883,620; and (b) recognition of income from the reversal of the provision for the contingency, amounting to R$109,242, arising from the reprocessing of the provision estimation model taking into account the new profile and history of discontinuation of lawsuits in the context of the approval and ratification of the JRP.